Income Tax - Summary of Deferred Income Tax (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 57,629	$ 55,428